Shareholder Report, Average Annual Return (Details)	12 Months Ended	13 Months Ended	38 Months Ended	51 Months Ended	57 Months Ended	60 Months Ended	112 Months Ended	114 Months Ended	115 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000126354
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TIPX
C000047963
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BIL
C000222017
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BILS
C000066456
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CWB
C000219610
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EMHC
C000055013
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JNK
C000107256
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FLRN
C000111386
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SJNK
C000019028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGT
C000078463
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PSK
C000166946
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SHE
C000088522
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HYMB
C000047970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TFI
C000047964
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SHM
C000047971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPAB
C000099139
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPBO
C000113018
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPHY
C000066454
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPIB
C000047965
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPTI
C000066455
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPLB
C000047966
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPTL
C000066453
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPMB
C000055010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPSB
C000055009
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPTS
C000047967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPIP
C000249829
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPTB
C000162693
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPYX
C000019031
Average Annual Return [Line Items]
Line Graph and Table Measure Name	KCE
C000033546
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XHE
C000033547
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XHS
C000019032
Average Annual Return [Line Items]
Line Graph and Table Measure Name	KIE
C000033549
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XME
C000033550
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XES
C000027708
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XSD
C000033545
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XSW
C000033539
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XTL
C000033540
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XTN
C000162275
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XITK
C000234530
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LQIG
C000152674
Average Annual Return [Line Items]
Line Graph and Table Measure Name	QUS
C000019033
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XNTK
C000033537
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XPH
C000033538
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XRT
Without Sales Load [Member] | C000126354
Average Annual Return [Line Items]
Average Annual Return, Percent	6.68%					2.77%				2.81%
Without Sales Load [Member] | C000047963
Average Annual Return [Line Items]
Average Annual Return, Percent	4.63%					2.67%				1.82%
Without Sales Load [Member] | C000222017
Average Annual Return [Line Items]
Average Annual Return, Percent	4.74%				2.69%
Without Sales Load [Member] | C000066456
Average Annual Return [Line Items]
Average Annual Return, Percent	16.86%					8.87%				9.60%
Without Sales Load [Member] | C000219610
Average Annual Return [Line Items]
Average Annual Return, Percent	9.36%			0.35%
Without Sales Load [Member] | C000055013
Average Annual Return [Line Items]
Average Annual Return, Percent	9.78%					5.11%				4.17%
Without Sales Load [Member] | C000107256
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%					3.51%				2.64%
Without Sales Load [Member] | C000111386
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%					6.59%				4.77%
Without Sales Load [Member] | C000019028
Average Annual Return [Line Items]
Average Annual Return, Percent	20.59%					17.20%				10.81%
Without Sales Load [Member] | C000078463
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.10%)					0.48%				2.62%
Without Sales Load [Member] | C000166946
Average Annual Return [Line Items]
Average Annual Return, Percent	16.06%					13.36%	11.47%
Without Sales Load [Member] | C000088522
Average Annual Return [Line Items]
Average Annual Return, Percent	0.45%					1.20%				2.63%
Without Sales Load [Member] | C000047970
Average Annual Return [Line Items]
Average Annual Return, Percent	0.34%					(0.65%)				1.66%
Without Sales Load [Member] | C000047964
Average Annual Return [Line Items]
Average Annual Return, Percent	3.75%					0.49%				1.10%
Without Sales Load [Member] | C000047971
Average Annual Return [Line Items]
Average Annual Return, Percent	6.07%					(0.74%)				1.71%
Without Sales Load [Member] | C000099139
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%					0.29%				2.91%
Without Sales Load [Member] | C000113018
Average Annual Return [Line Items]
Average Annual Return, Percent	10.12%					6.26%				5.01%
Without Sales Load [Member] | C000066454
Average Annual Return [Line Items]
Average Annual Return, Percent	7.82%					1.47%				2.92%
Without Sales Load [Member] | C000047965
Average Annual Return [Line Items]
Average Annual Return, Percent	6.68%					(0.76%)				1.43%
Without Sales Load [Member] | C000066455
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%					(2.44%)				2.97%
Without Sales Load [Member] | C000047966
Average Annual Return [Line Items]
Average Annual Return, Percent	1.54%					(8.25%)				0.08%
Without Sales Load [Member] | C000066453
Average Annual Return [Line Items]
Average Annual Return, Percent	6.44%					(0.71%)				1.16%
Without Sales Load [Member] | C000055010
Average Annual Return [Line Items]
Average Annual Return, Percent	6.60%					2.28%				2.45%
Without Sales Load [Member] | C000055009
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%					1.31%				1.56%
Without Sales Load [Member] | C000047967
Average Annual Return [Line Items]
Average Annual Return, Percent	5.61%					1.32%				2.54%
Without Sales Load [Member] | C000249829
Average Annual Return [Line Items]
Average Annual Return, Percent	5.32%	5.61%
Without Sales Load [Member] | C000162693
Average Annual Return [Line Items]
Average Annual Return, Percent	15.31%					16.25%			14.05%
Without Sales Load [Member] | C000019031
Average Annual Return [Line Items]
Average Annual Return, Percent	33.76%					23.39%				13.60%
Without Sales Load [Member] | C000033546
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.61%)					(1.82%)				6.48%
Without Sales Load [Member] | C000033547
Average Annual Return [Line Items]
Average Annual Return, Percent	10.94%					8.17%				4.83%
Without Sales Load [Member] | C000019032
Average Annual Return [Line Items]
Average Annual Return, Percent	21.64%					19.04%				12.16%
Without Sales Load [Member] | C000033549
Average Annual Return [Line Items]
Average Annual Return, Percent	13.80%					27.22%				12.28%
Without Sales Load [Member] | C000033550
Average Annual Return [Line Items]
Average Annual Return, Percent	(29.03%)					15.12%				(12.06%)
Without Sales Load [Member] | C000027708
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%					18.39%				20.15%
Without Sales Load [Member] | C000033545
Average Annual Return [Line Items]
Average Annual Return, Percent	25.77%					11.37%				14.37%
Without Sales Load [Member] | C000033539
Average Annual Return [Line Items]
Average Annual Return, Percent	52.02%					12.00%				8.68%
Without Sales Load [Member] | C000033540
Average Annual Return [Line Items]
Average Annual Return, Percent	3.99%					9.81%				6.22%
Without Sales Load [Member] | C000162275
Average Annual Return [Line Items]
Average Annual Return, Percent	29.14%					5.48%		15.76%
Without Sales Load [Member] | C000234530
Average Annual Return [Line Items]
Average Annual Return, Percent	6.66%		3.64%
Without Sales Load [Member] | C000152674
Average Annual Return [Line Items]
Average Annual Return, Percent	12.16%					14.77%				12.76%
Without Sales Load [Member] | C000019033
Average Annual Return [Line Items]
Average Annual Return, Percent	21.86%					19.48%				20.56%
Without Sales Load [Member] | C000033537
Average Annual Return [Line Items]
Average Annual Return, Percent	3.20%					0.02%				(2.71%)
Without Sales Load [Member] | C000033538
Average Annual Return [Line Items]
Average Annual Return, Percent	4.16%					14.26%				6.18%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%				(0.91%)
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	8.91%			(1.81%)
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%				13.65%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%				13.65%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%	14.90%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	8.91%					(1.16%)				1.17%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%	6.03%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%			14.08%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%				13.65%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%				13.65%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%				13.65%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%				13.65%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%				13.65%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%				13.65%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%				13.65%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%				13.65%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%				13.65%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%				13.65%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%		15.40%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%		2.13%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%				13.65%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%				13.65%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%				13.65%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%					16.64%				13.65%
SPDR ETFs Index: Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index
Average Annual Return, Percent	6.87%					2.91%				2.96%
SPDR ETFs Index: Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.75%					2.82%				1.97%
SPDR ETFs Index: Bloomberg 3-12 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-12 Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.80%				2.81%
SPDR ETFs Index: Bloomberg U.S. Convertible Liquid Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Convertible Liquid Bond Index
Average Annual Return, Percent	16.87%					9.35%				10.07%
Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index/Bloomberg Emerging USD Bond Core Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index/Bloomberg Emerging USD Bond Core Index
Average Annual Return, Percent	9.55%			0.10%
SPDR ETFs Index: Bloomberg High Yield Very Liquid Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Very Liquid Index
Average Annual Return, Percent	9.98%					5.51%				4.95%
SPDR ETFs Index: Bloomberg U.S. Dollar Floating Rate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Dollar Floating Rate &lt; 5 Years Index
Average Annual Return, Percent	5.43%					3.65%				2.83%
SPDR ETFs Index: Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index
Average Annual Return, Percent	10.04%					6.82%				5.14%
SPDR ETFs Index: The Global Dow
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Global Dow
Average Annual Return, Percent	20.58%					17.28%				10.83%
ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index/Wells Fargo Hybrid and
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index/Wells Fargo Hybrid & Preferred Securities Aggregate Index
Average Annual Return, Percent	0.25%					0.81%				2.96%
MSCI USA Gender Diversity Select Index/SSGA Gender Diversity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Gender Diversity Select Index/SSGA Gender Diversity Index
Average Annual Return, Percent	16.16%					13.55%	11.65%
ICE US Select High Yield Crossover Municipal Index/S&P Municipal Yield Index/Bloomberg Municipal Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Select High Yield Crossover Municipal Index /Bloomberg Municipal Yield Index /S&P Municipal Yield Index
Average Annual Return, Percent	1.50%					2.69%				4.04%
ICE 1+ Year AMT-Free Broad Municipal Index/Bloomberg Municipal Managed Money Index/ Bloomberg Municipal Managed Money 1-25 Years
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE 1+ Year AMT-Free Broad Municipal Index/Bloomberg Municipal Managed Money Index/ Bloomberg Municipal Managed Money 1-25 Years
Average Annual Return, Percent	0.95%					(0.05%)				2.13%
ICE 1-5 Year AMT-Free Broad Municipal Index/Bloomberg Managed Money Municipal Short Term Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE 1-5 Year AMT-Free Broad Municipal Index/Bloomberg Managed Money Municipal Short Term Index
Average Annual Return, Percent	3.88%					0.76%				1.36%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%					(0.73%)				1.76%
Bloomberg U.S. Corporate Bond Index/Bloomberg Issuer Scored Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index/Bloomberg Issuer Scored Corporate Index
Average Annual Return, Percent	6.91%					0.14%				2.90%
ICE BofA US High Yield Index/ICE BofAML US Diversified Crossover Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index/ICE BofAML US Diversified Crossover Corporate Index
Average Annual Return, Percent	10.24%					6.00%				4.97%
SPDR ETFs Index: Bloomberg U.S. Intermediate Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Corporate Bond Index
Average Annual Return, Percent	7.78%					1.55%				2.98%
Bloomberg 3-10 Year U.S. Treasury Index/Bloomberg Intermediate U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-10 Year U.S. Treasury Index/Bloomberg Intermediate U.S. Treasury Index
Average Annual Return, Percent	6.67%					(0.72%)				1.48%
SPDR ETFs Index: Bloomberg U.S. Long Term Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Term Corporate Bond Index
Average Annual Return, Percent	5.19%					(2.34%)				3.06%
SPDR ETFs Index: Bloomberg Long U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Long U.S. Treasury Index
Average Annual Return, Percent	1.56%					(8.22%)				0.14%
SPDR ETFs Index: Bloomberg U.S. MBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Index
Average Annual Return, Percent	6.52%					(0.60%)				1.30%
SPDR ETFs Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return, Percent	6.60%					2.29%				2.51%
Bloomberg 1-3 Year U.S. Treasury Index/Bloomberg 1-5 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Treasury Index/Bloomberg 1-5 Year U.S. Treasury Index
Average Annual Return, Percent	5.72%					1.33%				1.60%
SPDR ETFs Index: Bloomberg U.S. Government Inflation-Linked Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Inflation-Linked Bond Index
Average Annual Return, Percent	5.71%					1.43%				2.66%
SPDR ETFs Index: Bloomberg US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Index
Average Annual Return, Percent	5.30%	5.60%
S&P 500 Fossil Fuel Reserves Free Index/S&P 500 Fossil Fuel Free Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Fossil Fuel Reserves Free Index
Average Annual Return, Percent	15.57%					16.50%			14.31%
SPDR ETFs Index: S&P Capital Markets Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Capital Markets Select Industry Index
Average Annual Return, Percent	34.25%					23.56%				13.80%
SPDR ETFs Index: S&P Health Care Equipment Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Health Care Equipment Select Industry Index
Average Annual Return, Percent	(3.31%)					(1.54%)				6.80%
SPDR ETFs Index: S&P Health Care Services Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Health Care Services Select Industry Index
Average Annual Return, Percent	11.25%					8.40%				5.12%
SPDR ETFs Index: S&P Insurance Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Insurance Select Industry Index
Average Annual Return, Percent	22.08%					19.48%				12.57%
SPDR ETFs Index: S&P Metals & Mining Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Metals & Mining Select Industry Index
Average Annual Return, Percent	14.18%					27.68%				12.48%
SPDR ETFs Index: S&P Oil & Gas Equipment & Services Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Oil & Gas Equipment & Services Select Industry Index
Average Annual Return, Percent	(28.88%)					15.44%				(11.87%)
SPDR ETFs Index: S&P Semiconductor Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Semiconductor Select Industry Index
Average Annual Return, Percent	4.40%					18.77%				20.48%
SPDR ETFs Index: S&P Software & Services Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Software & Services Select Industry Index
Average Annual Return, Percent	25.85%					11.56%				14.62%
SPDR ETFs Index: S&P Telecom Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Telecom Select Industry Index
Average Annual Return, Percent	52.33%					12.24%				8.77%
SPDR ETFs Index: S&P Transportation Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Transportation Select Industry Index
Average Annual Return, Percent	4.26%					10.15%				6.55%
SPDR ETFs Index: FactSet Innovative Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FactSet Innovative Technology Index
Average Annual Return, Percent	29.67%					5.78%		16.16%
SPDR ETFs Index: MarketAxess U.S. Investment Grade 400 Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MarketAxess U.S. Investment Grade 400 Corporate Bond Index
Average Annual Return, Percent	6.79%		3.74%
SPDR ETFs Index: MSCI USA Factor Mix A-Series Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Factor Mix A-Series Capped Index
Average Annual Return, Percent	12.33%					14.93%				12.94%
SPDR ETFs Index: NYSE Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE Technology Index
Average Annual Return, Percent	22.33%					19.92%				21.09%
SPDR ETFs Index: S&P Pharmaceuticals Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Pharmaceuticals Select Industry Index
Average Annual Return, Percent	2.81%					(0.11%)				(2.70%)
SPDR ETFs Index: S&P Retail Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Retail Select Industry Index
Average Annual Return, Percent	4.50%					14.41%				6.24%